Not FDIC Insured May Lose Value No Bank Guarantee
103-Q1PH

Statement of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Statement of Investments 6

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited), November 30, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks 92.1%
Bahamas 1.1%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 13,940,303
a
Belgium 1.6%
Barco NV ...................... Electronic Equipment, Instruments &
Components 520,224 10,472,156
Fagron ........................ Health Care Providers & Services 630,232 9,449,459
19,921,615
Brazil 1.0%
a
Camil Alimentos SA ............... Food Products 5,051,600 8,598,124
a
M Dias Branco SA ................ Food Products 794,100 3,923,469
12,521,593
Canada 2.1%
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 9,336,713
Canadian Western Bank ........... Banks 429,081 12,405,300
North West Co., Inc. (The) .......... Food & Staples Retailing 198,400 5,228,245
26,970,258
Denmark 0.5%
Matas A/S ...................... Specialty Retail 345,894 6,366,908
Finland 1.4%
Huhtamaki OYJ .................. Containers & Packaging 411,460 17,656,801
Germany 2.4%
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 14,914,021
Rational AG .................... Machinery 16,473 15,175,726
30,089,747
Hong Kong 2.6%
Johnson Electric Holdings Ltd. ...... Auto Components 3,060,690 6,668,295
Techtronic Industries Co. Ltd. ....... Machinery 978,290 20,121,379
VTech Holdings Ltd. .............. Communications Equipment 775,800 6,404,366
33,194,040
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 402,078 10,678,948
Indonesia 0.0%
†
b,c
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 273,187
Ireland 1.1%
a
ICON plc ....................... Life Sciences Tools & Services 50,572 13,678,209
a
Italy 5.0%
Brembo SpA .................... Auto Components 436,393 5,775,815
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 15,412,966
Interpump Group SpA ............. Machinery 361,995 24,363,037
d
Technogym SpA , 144A, Reg S ...... Leisure Products 1,912,931 17,630,864
63,182,682
Japan 7.5%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 932,400 23,089,633
Bunka Shutter Co. Ltd. ............ Building Products 760,000 6,762,721
en Japan, Inc. ................... Professional Services 201,800 6,277,252
Idec Corp. ...................... Electrical Equipment 335,200 7,913,904
IDOM, Inc. ..................... Specialty Retail 1,432,500 8,686,709

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Meitec Corp. .................... Professional Services 165,300 $ 9,694,045
Nihon Parkerizing Co. Ltd. .......... Chemicals 529,300 4,924,488
TechnoPro Holdings, Inc. .......... Professional Services 332,700 9,088,767
Tsumura & Co. .................. Pharmaceuticals 644,700 18,363,520
94,801,039
Netherlands 0.6%
d
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 7,797,662
Singapore 0.4%
a
Wheels Up Experience, Inc. ........ Airlines 1,229,000 5,702,560
a
South Korea 1.4%
BNK Financial Group, Inc. .......... Banks 1,415,028 9,556,526
DGB Financial Group, Inc. .......... Banks 1,178,608 8,905,844
18,462,370
Sweden 4.5%
BillerudKorsnas AB ............... Containers & Packaging 315,734 6,571,515
Cloetta AB, B ................... Food Products 1,638,654 4,508,348
d
Dometic Group AB, 144A .......... Auto Components 1,482,092 20,285,941
d
Thule Group AB, 144A, Reg S ....... Leisure Products 457,582 25,864,383
57,230,187
Switzerland 4.4%
Bucher Industries AG ............. Machinery 42,624 19,421,099
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 120,862 7,543,774
e
Logitech International SA .......... Technology Hardware, Storage & Peripherals 126,370 10,071,689
a
Siegfried Holding AG .............. Life Sciences Tools & Services 20,321 18,285,567
55,322,129
Taiwan 7.8%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 6,083,283
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 15,649,874
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,590,311 17,864,236
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 17,314,801
Merida Industry Co. Ltd. ........... Leisure Products 1,652,000 17,844,786
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 10,468,441
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 13,562,782
98,788,203
United Kingdom 3.1%
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 13,401,929
Man Group plc .................. Capital Markets 6,590,521 18,794,415
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 258,403 7,863,249
40,059,593
United States 42.8%
a
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 203,400 11,424,978
Alamo Group, Inc. ................ Machinery 162,210 23,069,506
Avnet, Inc. ..................... Electronic Equipment, Instruments &
Components 161,800 5,868,486
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 579,900 7,886,640
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 223,250 21,773,573
Crown Holdings, Inc. .............. Containers & Packaging 230,800 24,418,640

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Deluxe Corp. .................... Commercial Services & Supplies 267,800 $ 9,062,352
a
Ferro Corp. ..................... Chemicals 964,640 20,373,197
a
Freshpet , Inc. ................... Food Products 147,400 15,922,148
Hillenbrand, Inc. ................. Machinery 500,410 22,318,286
Huntington Bancshares, Inc. ........ Banks 1,466,399 21,761,361
a
Integer Holdings Corp. ............ Health Care Equipment & Supplies 176,700 14,090,058
Janus Henderson Group plc ........ Capital Markets 355,733 15,200,471
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 86,500 20,319,715
a,e
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 896,610 19,474,369
LCI Industries ................... Auto Components 85,380 13,000,813
Lear Corp. ..................... Auto Components 76,400 12,819,156
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 868,100 22,197,317
a
LivaNova plc .................... Health Care Equipment & Supplies 153,400 12,296,544
ManpowerGroup , Inc. ............. Professional Services 57,400 5,144,762
e
MGP Ingredients, Inc. ............. Beverages 340,000 26,513,200
a
Middleby Corp. (The) ............. Machinery 47,600 8,314,768
MillerKnoll , Inc. .................. Commercial Services & Supplies 346,500 13,146,210
a
NCR Corp. ..................... Software 508,700 19,788,430
Patrick Industries, Inc. ............. Auto Components 110,235 8,793,446
a
Sabre Corp. .................... IT Services 1,438,000 10,828,140
Sealed Air Corp. ................. Containers & Packaging 260,500 16,182,260
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 495,800 22,271,336
a
Sonos , Inc. ..................... Household Durables 578,600 18,312,690
a
Texas Capital Bancshares, Inc. ...... Banks 153,070 8,620,902
a
Traeger , Inc. .................... Household Durables 623,600 8,050,676
TriMas Corp. .................... Containers & Packaging 646,250 21,403,800
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 612,340 19,999,024
a
US Ecology, Inc. ................. Commercial Services & Supplies 152,500 5,195,675
Voya Financial, Inc. ............... Diversified Financial Services 175,800 10,924,212
Winnebago Industries, Inc. ......... Automobiles 101,310 7,316,608
544,083,749
Total Common Stocks (Cost $782,328,735) .....................................
1,170,721,783
a
Management Investment Companies 0.9%
United States 0.9%
iShares Russell 1000 ETF .......... Capital Markets 47,608 12,144,801
Total Management Investment Companies (Cost $11,499,229) ....................
12,144,801
a
Preferred Stocks 0.4%
Brazil 0.4%
f
Alpargatas SA, 0.7% .............. Textiles, Apparel & Luxury Goods 665,987 4,630,141
Total Preferred Stocks (Cost $1,823,143) .......................................
4,630,141
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 891,800
Total Warrants (Cost $–) ......................................................
891,800

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 9 .
a a Industry Units a Value
a a a a a a
Private Limited Partnership Funds 1.9%
United States 1.9%
AllianceBernstein Holding LP ....... Capital Markets 473,565 $ 23,735,078
Total Private Limited Partnership Funds (Cost $6,164,831) .......................
23,735,078
Total Long Term Investments (Cost $801,815,938) ...............................
1,212,123,603
Short Term Investments 4.0%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.2%
United States 3.2%
g
FFCB, 12/01/21 ................. 700,000 700,000
g
FHLB, 12/01/21 .................. 40,700,000 40,700,000
41,400,000
Total U.S. Government and Agency Securities (Cost $41,400,000) .................
41,400,000
Industry Shares
Investments from Cash Collateral Received for Loaned
Securities 0.8%
Money Market Funds 0.8%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 9,965,491 9,965,491
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$9,965,491) .................................................................
9,965,491
a a a a a
Total Short Term Investments (Cost $51,365,491 ) ................................
51,365,491
a a a
Total Investments (Cost $853,181,429) 99.4% ...................................
$1,263,489,094
Other Assets, less Liabilities 0.6% .............................................
7,236,309
Net Assets 100.0% ...........................................................
$1,270,725,403
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 5 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $71,578,850, representing 5.6% of net assets.
e
A portion or all of the security is on loan at November 30, 2021.
f
Variable rate security. The rate shown represents the yield at period end.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 6 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At November 30, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933 (1933 Act), were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,342,000 Sakari Resources Ltd ......................... 1/18/12 - 2/23/12 $ 2,478,736 $ 273,187
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,478,736 $273,187
†
Rounds to less than 0.1% of net assets.
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2021, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $264,494 $37,170,358 $(27,469,361) $ — $ — $9,965,491 9,965,491 $90
Total Affiliated Securities ... $264,494 $37,170,358 $(27,469,361) $— $— $9,965,491 $90
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 13,940,303 $ — $ — $ 13,940,303
Belgium ............................. — 19,921,615 — 19,921,615
Brazil ............................... 12,521,593 — — 12,521,593
Canada ............................. 26,970,258 — — 26,970,258
Denmark ............................ 6,366,908 — — 6,366,908
Finland .............................. — 17,656,801 — 17,656,801
Germany ............................ — 30,089,747 — 30,089,747
Hong Kong ........................... — 33,194,040 — 33,194,040
Hungary ............................. 10,678,948 — — 10,678,948
Indonesia ............................ — — 273,187 273,187

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Ireland .............................. $ 13,678,209 $ — $ — $ 13,678,209
Italy ................................ — 63,182,682 — 63,182,682
Japan ............................... — 94,801,039 — 94,801,039
Netherlands .......................... — 7,797,662 — 7,797,662
Singapore ............................ 5,702,560 — — 5,702,560
South Korea .......................... — 18,462,370 — 18,462,370
Sweden ............................. — 57,230,187 — 57,230,187
Switzerland ........................... 10,071,689 45,250,440 — 55,322,129
Taiwan .............................. — 98,788,203 — 98,788,203
United Kingdom ....................... 18,794,415 21,265,178 — 40,059,593
United States ......................... 544,083,749 — — 544,083,749
Management Investment Companies ......... 12,144,801 — — 12,144,801
Preferred Stocks ........................ 4,630,141 — — 4,630,141
Warrants .............................. 891,800 — — 891,800
Private Limited Partnership Funds ............ 23,735,078 — — 23,735,078
Short Term Investments ................... 9,965,491 41,400,000 — 51,365,491
Total Investments in Securities ........... $714,175,943 $549,039,964
a
$273,187 $1,263,489,094
a
Includes foreign securities valued at $507,639,964, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.